SCHEDULE OF GOODWILL (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 21,238,450	$ 20,842,508		$ 6,592,304
Axxum Technologies LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	5,153,266	5,153,266		5,153,266
Cloudburst Security LLC [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	1,439,038	1,439,038		1,439,038	$ 1,439,038
SLG Innovation Inc [Member]
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 14,646,146	$ 14,250,204	$ 14,300,000